UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Cash and cash equivalents	$ 4,004,126	$ 7,600,300
Restricted cash	140	138
Short-term investments	1,989,712	3,094,208
Inventories, net	2,254,471	1,800,020
Due from related parties	3,418,847	3,197,017
Long-term accounts receivable, net	84,279	82,681
Long-term other receivable, net	64,383	89,050
Finance receivables, net	55,328	70,801
Prepaid expenses and other current assets, net	1,941,725	1,363,793
Property and equipment, net	379,438	385,415
Right-of-use assets, net	377,626	434,188
Deferred tax assets, net	6,375	5,613
Long-term other receivable, net	414,589	591,803
Finance receivables, net - non-current	41,724	46,852
Other non-current assets, net	211,371	374,201
Short-term bank loan	140,445	137,781
Convertible note payable	1,769,482	2,391,945
Derivative liability	293,641	2,032,530
Deferred revenue	1,092,527	999,182
Payroll payable	327,940	294,669
Taxes payable	240,324	218,342
Accrued expenses and other current liabilities	131,355	233,883
Deferred tax liabilities	5,843	6,964
Operating lease liabilities - Current	292,072	275,213
Operating lease liabilities - Non-current	202,158	258,974
Nonrelated Party
Accounts receivable, net	4,629,500	3,976,391
Advance to vendors, net	2,691,484	1,451,280
Accounts payable	1,381,281	1,003,053
Related Party
Accounts receivable, net	77,818	245,492
Advance to vendors, net	312,417	50
Due from related parties	3,418,847	3,197,017
Accounts payable	24,137	140,261
Due to related parties	374,342	132,620
Due to a related party - non-current	94,098	126,759
VIE
Cash and cash equivalents	2,287,645	3,745,251
Restricted cash	140	138
Short-term investments	1,989,475	3,093,976
Inventories, net	1,787,072	1,584,425
Due from related parties	1,322,071	1,240,828
Long-term accounts receivable, net	84,279	82,681
Long-term other receivable, net	64,383	89,050
Finance receivables, net	55,328	70,801
Prepaid expenses and other current assets, net	1,513,193	1,112,065
Property and equipment, net	290,415	352,212
Right-of-use assets, net	104,472	104,390
Deferred tax assets, net	6,375	5,613
Long-term other receivable, net	414,589	591,803
Finance receivables, net - non-current	41,724	46,852
Other non-current assets, net	211,371	374,201
Short-term bank loan	140,445	137,781
Convertible note payable	0	0
Derivative liability	0	0
Deferred revenue	950,081	876,905
Payroll payable	255,727	223,035
Taxes payable	237,176	251,185
Due to related parties	106,012	121,825
Accrued expenses and other current liabilities	101,046	90,676
Deferred tax liabilities	5,281	6,413
Operating lease liabilities - Current	163,112	150,615
Operating lease liabilities - Non-current	69,200	64,797
VIE | Nonrelated Party
Accounts receivable, net	4,191,754	3,809,698
Advance to vendors, net	2,586,751	1,289,198
Accounts payable	939,900	787,746
VIE | Related Party
Accounts receivable, net	77,818	245,492
Advance to vendors, net	312,417	50
Accounts payable	24,137	140,261
Due to a related party - non-current	$ 0	$ 0
Class A ordinary share
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share shares authorized (in Shares)	90,000,000	90,000,000
Ordinary share shares issued (in Shares)	23,838,163	17,842,778
Ordinary share shares outstanding (in Shares)	23,838,163	17,842,778
Class B ordinary share
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share shares authorized (in Shares)	10,000,000	10,000,000
Ordinary share shares issued (in Shares)	5,856,000	5,856,000
Ordinary share shares outstanding (in Shares)	5,856,000	5,856,000